SHARE OPTION PLANS (Details) - $ / shares	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Stock options [Member]
Outstanding, Beginning	10,300,000	11,300,000
Options forfeited/cancelled		(1,000,000)
Outstanding, Ending	10,300,000	10,300,000
Exercise Price Per Share, Oustanding, Granted	$ 0.20
Exercise Price Per Share, Oustanding, Options forfeited/cancelled	0.00	$ 0.20
Weighted-Average Exercise Price, Outstanding, Beginning	0.15	0.16
Weighted-Average Exercise Price, Outstanding, Ending	0.15	0.15
Stock Option [Member] | Minimum [Member]
Exercise Price Per Share, Outstanding, Beginning	0.15	0.15
Exercise Price Per Share, Outstanding, Ending	0.15	0.15
Stock Option [Member] | Maximum [Member]
Exercise Price Per Share, Outstanding, Beginning	0.20	0.20
Exercise Price Per Share, Outstanding, Ending	$ 0.20	$ 0.20